Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue	€ 732.9	€ 707.4
Cost of sales	(528.2)	(494.6)
Gross profit	204.7	212.8
Other operating expenses	(98.1)	(98.0)
Exceptional items	(19.0)	(10.8)
Operating profit	87.6	104.0
Finance income	0.9	0.0
Finance costs	(15.5)	(40.3)
Net financing costs	(14.6)	(40.3)
Profit before tax	73.0	63.7
Taxation	(17.0)	(14.4)
Profit for the period	56.0	49.3
Equity owners of the parent	€ 56.0	€ 49.3
Earnings per share
Basic and diluted earnings per share (in euros per share)	€ 0.32	€ 0.28